Condensed Consolidated Statements of Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2017	Sep. 29, 2016	Sep. 28, 2017	Sep. 29, 2016	Dec. 29, 2016	Dec. 31, 2015	Dec. 25, 2014
Income Statement [Abstract]
Net sales	$ 343,923	$ 271,311	$ 995,266	$ 772,465	$ 1,050,759	$ 784,012	$ 584,588
Cost of sales	201,432	160,344	585,076	457,949	621,497	471,390	355,051
Gross profit	142,491	110,967	410,190	314,516	429,262	312,622	229,537
Operating expenses:
Selling and store operating	85,023	68,219	251,424	197,055	271,876	202,637	146,485
General and administrative	22,172	16,633	59,571	46,813	64,025	49,917	38,984
Pre-opening	6,700	5,046	13,825	10,989	13,732	7,380	7,412
Litigation settlement	0	(3,500)	0	10,500	10,500	0	0
Total operating expenses	113,895	86,398	324,820	265,357	360,133	260,230	195,856
Operating income	28,596	24,569	85,370	49,159	69,129	52,392	33,681
Interest expense	2,610	2,401	11,377	7,362	12,803	9,386	8,949
Loss on extinguishment of debt	0	0	5,442	153	1,813	0	0
Income before income taxes	25,986	22,168	68,551	41,644	54,513	43,006	24,732
Provision for income taxes	2,731	7,949	13,739	15,312	11,474	16,199	9,634
Net income	$ 23,255	$ 14,219	$ 54,812	$ 26,332	$ 43,039	$ 26,807	$ 15,098
Basic earnings per share	$ 0.25	$ 0.17	$ 0.61	$ 0.32	$ 0.52	$ 0.32	$ 0.18
Diluted earnings per share	$ 0.22	$ 0.16	$ 0.56	$ 0.30	$ 0.49	$ 0.31	$ 0.18